Note 22 - Taxes - Capital Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($) [1]
Statement Line Items [Line Items]
Non-capital tax losses	$ 812,206
Expiring 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	9,436
Expiring after 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	802,770
Canada 1 [member]
Statement Line Items [Line Items]
Non-capital tax losses	666,868
Canada 1 [member] | Expiring 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	8,940
Canada 1 [member] | Expiring after 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	657,928
United States 1 [member]
Statement Line Items [Line Items]
Non-capital tax losses	145,338
United States 1 [member] | Expiring 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	496
United States 1 [member] | Expiring after 2028 [member]
Statement Line Items [Line Items]
Non-capital tax losses	$ 144,842

[1]	Represents the gross amount of tax loss carry forwards translated at the closing exchange rate as at December 31, 2021.